Commitments and Contingencies (10-K)	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies (10-K) [Abstract]
Commitments and Contingencies
17. Commitments and Contingencies

Operating Leases

The Company leases its offices and warehouse facilities under various lease agreements, certain of which are subject to escalations based upon increases in specified operating expenses or increases in the Consumer Price Index. As of December 31, 2011 and 2010, the Company has recorded $22 and $0, respectively, of deferred rent expenses.  Future minimum lease payments under non-cancelable operating leases during subsequent years are as follows:

December 31,	Minimum Payments

2012	$192
2013	197
2014	221
2015	227
2016	77
Total	$914

Rent expense was $225 and $262 for the years ended December 31, 2011 and 2010, respectively.